Document and Entity Information	Dec. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	FIRST INVESTORS LIFE SERIES FUNDS
Central Index Key	0000770906
Amendment Flag	false
Document Creation Date	Mar. 15, 2018
Document Effective Date	Mar. 15, 2018
Prospectus Date	May 01, 2017